Post-Employment Benefit Obligations - Summary of Presentation of Net Actuarial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,624,217
Benefits paid	(271)	$ (778)
Contributions paid	(305,030)	(284,308)
Return on plan assets, excluding interest	7,213	(97,592)
Foreign currency translation differences	141,709	695,254
Transfer to Financial Debt	5,634	176,759
Ending balance	1,423,481	1,624,217
Net Actuarial Liability [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,624,217	1,836,362
Net interest cost	(110,577)	104,903
Service cost	383	6,278
Benefits paid	(5,412)	(10,602)
Contributions paid	(174,315)	(133,195)
Actuarial (gains) losses from changes in financial assumptions	(709,016)	33,096
Actuarial (gains) losses from changes in experience adjustments	(678,492)	568,564
Return on plan assets, excluding interest	7,213	(97,592)
Changes in the asset limit	9,344	(26,886)
Minimum finding required (IFRIC 14)	4,655	(377)
Past service cost Defined benefit plan obligations		(18,949)
Transfer of employees	1,439	226
Foreign currency translation differences	(119,699)	(390,993)
Transfer to Financial Debt	(5,634)	(176,759)
Defined benefit plan obligations from business combinations	1,237
Defined benefit plan obligation reductions (*)		(69,859)
Ending balance	$ 1,423,481	$ 1,624,217